Note 6 - Investment in Interest-earning Time Deposits (Details) - Investment in Interest-earning Time Deposits - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment in Interest-earning Time Deposits [Abstract]
Due in one year or less	$ 3,585	$ 2,337
Due after one year through five years	2,551	4,323
	$ 6,136	$ 6,660